STOCKHOLDERS' EQUITY (Details 4) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Options and Warrants (in Shares)	751,614	38,510
Granted Number of Options and Warrants (in Shares)	12,624,237	1,931,021
Exercised, Number of Options and Warrants (in Shares)	(1,422,779)	(1,169,167)
Forfeited or Expired, Number of Options and Warrants (in Shares)	(42,381)	(48,750)
Warrants Outstanding, Number of Options and Warrants (in Shares)	11,910,702	751,614
Exercisable, Number of Options and Warrants (in Shares)	11,910,702	751,614
Warrants Outstanding, Weighted Average Exercise Price	$ 50.52	$ 739.20
Granted, Weighted Average Exercise Price	0.83	6.12
Exercised, Weighted Average Exercise Price	5.25	1.56
Forfeited or Expired, Weighted Average Exercise Price	82.00	13.80
Warrants Outstanding, Weighted Average Exercise Price	3.15	50.52
Exercisable, Weighted Average Exercise Price	$ 3.15	$ 50.52